Lease liabilities - Undiscounted lease payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	May 31, 2023
Lease liabilities
Undiscounted lease payments	$ 2,676,420			$ 3,099,503
Short-term lease expense	$ 58,663	$ 50,186	$ 65,934
Weighted average interest rate	5.40%	5.20%	5.40%
Less than one year
Lease liabilities
Undiscounted lease payments	$ 670,125			742,792
One year to five years
Lease liabilities
Undiscounted lease payments	$ 2,006,295			$ 2,356,711